UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06190

Putnam International Equity Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam International Equity Fund
Class A [POVSX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$66	1.24%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSA-0226

Putnam International Equity Fund
Class C [PIGCX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$104	1.97%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSC-0226

Putnam International Equity Fund
Class R [PIERX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$79	1.49%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSR-0226

Putnam International Equity Fund
Class R5 [POVDX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$51	0.96%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSR5-0226

Putnam International Equity Fund
Class R6 [POVEX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$46	0.87%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSR6-0226

Putnam International Equity Fund
Class Y [POVYX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$53	0.99%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSY-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
International
Equity Fund
Financial Statements and Other Important Information
Semi-Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 18
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.60 $26.40 $24.18 $20.01 $28.93 $22.21
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.38 0.48 0.30 0.48
c
0.19
Net realized and unrealized gains (losses) 3.20 5.14 2.21 3.87 (5.81) 7.21
Total from investment operations ........ 3.26 5.52 2.69 4.17 (5.33) 7.40
Less distributions from:
Net investment income .............. (0.74) (0.28) (0.47) — (0.41) (0.30)
Net realized gains ................. (2.51) (1.04) — — (3.15) (0.38)
Tax return of capital ................ — — — — (0.03) —
Total distributions ................... (3.25) (1.32) (0.47) — (3.59) (0.68)
Net asset value, end of period .......... $30.61 $30.60 $26.40 $24.18 $20.01 $28.93
Total return
d
....................... 10.63% 22.10% 11.25% 20.84% (20.88)% 33.64%
Ratios to average net assets
e
Expenses
f
......................... 1.24% 1.16% 1.20% 1.26% 1.26%
g
1.23%
Net investment income ............... 0.40% 1.38% 1.92% 1.36% 1.87%
c
0.72%
Supplemental data
Net assets, end of period (000’s) ........ $684,379 $641,292 $581,406 $575,684 $526,727 $716,014
Portfolio turnover rate ................ 34% 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.22 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.00%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy Cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.39 $25.35 $23.19 $19.34 $28.00 $21.51
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) 0.17 0.25 0.11 0.26
c
(0.02)
Net realized and unrealized gains (losses) 3.05 4.95 2.16 3.74 (5.60) 6.99
Total from investment operations ........ 2.99 5.12 2.41 3.85 (5.34) 6.97
Less distributions from:
Net investment income .............. (0.46) (0.04) (0.25) — (0.14) (0.10)
Net realized gains ................. (2.51) (1.04) — — (3.15) (0.38)
Tax return of capital ................ — — — — (0.03) —
Total distributions ................... (2.97) (1.08) (0.25) — (3.32) (0.48)
Net asset value, end of period .......... $29.41 $29.39 $25.35 $23.19 $19.34 $28.00
Total return
d
....................... 10.21% 21.17% 10.44% 19.91% (21.44)% 32.63%
Ratios to average net assets
e
Expenses
f
......................... 1.97% 1.91% 1.95% 2.01% 2.01%
g
1.98%
Net investment income (loss) .......... (0.38)% 0.63% 1.06% 0.53% 1.03%
c
(0.07)%
Supplemental data
Net assets, end of period (000’s) ........ $3,537 $4,275 $4,789 $6,224 $7,679 $14,722
Portfolio turnover rate ................ 34% 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.22 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.14%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy Cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.96 $25.88 $23.71 $19.67 $28.49 $21.83
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.30 0.42 0.24 0.40
c
0.11
Net realized and unrealized gains (losses) 3.12 5.04 2.16 3.80 (5.71) 7.10
Total from investment operations ........ 3.14 5.34 2.58 4.04 (5.31) 7.21
Less distributions from:
Net investment income .............. (0.71) (0.22) (0.41) — (0.33) (0.17)
Net realized gains ................. (2.51) (1.04) — — (3.15) (0.38)
Tax return of capital ................ — — — — (0.03) —
Total distributions ................... (3.22) (1.26) (0.41) — (3.51) (0.55)
Net asset value, end of period .......... $29.88 $29.96 $25.88 $23.71 $19.67 $28.49
Total return
d
....................... 10.50% 21.75% 11.00% 20.54% (21.08)% 33.26%
Ratios to average net assets
e
Expenses
f
......................... 1.49% 1.41% 1.45% 1.51% 1.51%
g
1.48%
Net investment income ............... 0.13% 1.13% 1.71% 1.12% 1.54%
c
0.43%
Supplemental data
Net assets, end of period (000’s) ........ $1,931 $1,430 $1,110 $1,022 $789 $1,553
Portfolio turnover rate ................ 34% 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.59%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy Cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.86 $27.44 $25.10 $20.70 $29.80 $22.65
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.48 0.60 0.31 0.58
c
0.22
Net realized and unrealized gains (losses) 3.32 5.35 2.29 4.09 (6.00) 7.45
Total from investment operations ........ 3.43 5.83 2.89 4.40 (5.42) 7.67
Less distributions from:
Net investment income .............. (0.82) (0.37) (0.55) — (0.50) (0.14)
Net realized gains ................. (2.51) (1.04) — — (3.15) (0.38)
Tax return of capital ................ — — — — (0.03) —
Total distributions ................... (3.33) (1.41) (0.55) — (3.68) (0.52)
Net asset value, end of period .......... $31.96 $31.86 $27.44 $25.10 $20.70 $29.80
Total return
d
....................... 10.76% 22.46% 11.66% 21.26% (20.62)% 34.07%
Ratios to average net assets
e
Expenses
f
......................... 0.96% 0.87% 0.89% 0.93% 0.95%
g
0.90%
Net investment income ............... 0.66% 1.70% 2.28% 1.41% 2.21%
c
0.86%
Supplemental data
Net assets, end of period (000’s) ........ $15 $15 $13 $11 $23 $30
Portfolio turnover rate ................ 34% 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.32%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy Cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.40 $27.07 $24.77 $20.42 $29.45 $22.59
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.49 0.58 0.41 0.60
c
0.30
Net realized and unrealized gains (losses) 3.29 5.27 2.29 3.94 (5.92) 7.35
Total from investment operations ........ 3.41 5.76 2.87 4.35 (5.32) 7.65
Less distributions from:
Net investment income .............. (0.86) (0.39) (0.57) — (0.53) (0.41)
Net realized gains ................. (2.51) (1.04) — — (3.15) (0.38)
Tax return of capital ................ — — — — (0.03) —
Total distributions ................... (3.37) (1.43) (0.57) — (3.71) (0.79)
Net asset value, end of period .......... $31.44 $31.40 $27.07 $24.77 $20.42 $29.45
Total return
d
....................... 10.83% 22.56% 11.76% 21.30% (20.53)% 34.22%
Ratios to average net assets
e
Expenses
f
......................... 0.87% 0.76% 0.79% 0.83% 0.85%
g
0.80%
Net investment income ............... 0.72% 1.78% 2.27% 1.83% 2.31%
c
1.11%
Supplemental data
Net assets, end of period (000’s) ........ $42,580 $23,059 $29,198 $31,335 $23,487 $29,354
Portfolio turnover rate ................ 34% 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy Cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.18 $26.88 $24.60 $20.31 $29.32 $22.50
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.45 0.56 0.36 0.56
c
0.26
Net realized and unrealized gains (losses) 3.24 5.24 2.25 3.93 (5.90) 7.30
Total from investment operations ........ 3.35 5.69 2.81 4.29 (5.34) 7.56
Less distributions from:
Net investment income .............. (0.82) (0.35) (0.53) — (0.49) (0.36)
Net realized gains ................. (2.51) (1.04) — — (3.15) (0.38)
Tax return of capital ................ — — — — (0.03) —
Total distributions ................... (3.33) (1.39) (0.53) — (3.67) (0.74)
Net asset value, end of period .......... $31.20 $31.18 $26.88 $24.60 $20.31 $29.32
Total return
d
....................... 10.76% 22.37% 11.58% 21.12% (20.68)% 33.95%
Ratios to average net assets
e
Expenses
f
......................... 0.99% 0.91% 0.95% 1.01% 1.01%
g
0.98%
Net investment income ............... 0.65% 1.63% 2.21% 1.63% 2.14%
c
0.99%
Supplemental data
Net assets, end of period (000’s) ........ $172,737 $134,810 $119,960 $110,134 $99,686 $128,719
Portfolio turnover rate ................ 34% 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.27%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy Cost of 0.01%.

Putnam International Equity Fund
Schedule of Investments (unaudited), December 31, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 96.2%
Australia 2.2%
Glencore plc .................... Metals & Mining 3,621,846 $ 19,799,407
Austria 1.9%
Erste Group Bank AG ............. Banks 142,885 17,133,264
Canada 0.9%
Canadian National Railway Co. ...... Ground Transportation 78,600 7,773,815
China 1.0%
Alibaba Group Holding Ltd. ......... Broadline Retail 503,500 9,244,744
Denmark 0.9%
Novo Nordisk A/S, B .............. Pharmaceuticals 167,098 8,474,956
France 9.1%
Accor SA ...................... Hotels, Restaurants & Leisure 253,724 14,304,058
Airbus SE ...................... Aerospace & Defense 91,230 21,185,794
BNP Paribas SA ................. Banks 155,504 14,711,773
Cie de Saint-Gobain SA ........... Building Products 131,331 13,355,300
Safran SA ...................... Aerospace & Defense 54,642 19,032,742
82,589,667
Germany 4.5%
Deutsche Bank AG ............... Capital Markets 395,784 15,253,174
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 335,087 14,620,168
Siemens AG .................... Industrial Conglomerates 39,266 10,997,488
40,870,830
Greece 1.8%
National Bank of Greece SA ........ Banks 1,044,997 15,938,768
Hong Kong 4.3%
AIA Group Ltd. .................. Insurance 1,897,800 19,534,233
Prudential plc ................... Insurance 1,292,293 19,879,444
39,413,677
India 0.4%
a,b
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 49,200 4,040,304
Indonesia 2.1%
c
Indofood CBP Sukses Makmur Tbk. PT Food Products 6,039,665 2,964,406
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 134,800 9,199,463
Unilever Indonesia Tbk. PT ......... Household Products 42,687,000 6,655,844
18,819,713
Italy 5.7%
Enel SpA ...................... Electric Utilities 2,174,255 22,606,457
Prysmian SpA ................... Electrical Equipment 162,539 16,214,460
Ryanair Holdings plc, ADR ......... Passenger Airlines 183,100 13,217,989
52,038,906
Japan 18.1%
Air Water, Inc. ................... Chemicals 385,300 5,556,398
Chugai Pharmaceutical Co. Ltd. ..... Pharmaceuticals 319,300 16,750,979
Ebara Corp. .................... Machinery 347,700 8,195,209
Hoya Corp. ..................... Health Care Equipment & Supplies 162,200 24,600,809
Minebea Mitsumi, Inc. ............. Machinery 438,600 8,825,325
Mitsubishi UFJ Financial Group, Inc. .. Banks 1,402,500 22,259,181
Nintendo Co. Ltd. ................ Entertainment 217,600 14,691,170
NOF Corp. ..................... Chemicals 496,600 9,571,429

Putnam International Equity Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
SBI Holdings, Inc. ................ Capital Markets 570,000 $ 12,283,506
Sony Group Corp. ................ Household Durables 703,100 18,035,210
Sumitomo Mitsui Financial Group, Inc. . Banks 551,400 17,733,805
a
Tokyo Electric Power Co. Holdings, Inc. Electric Utilities 1,293,800 5,440,320
163,943,341
Netherlands 7.0%
Akzo Nobel NV .................. Chemicals 128,784 8,960,857
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 24,312 26,196,670
d
Euronext NV, 144A, Reg S ......... Capital Markets 106,295 15,967,419
Universal Music Group NV ......... Entertainment 458,933 11,964,309
63,089,255
Spain 3.1%
Iberdrola SA .................... Electric Utilities 1,296,228 28,067,738
Switzerland 1.6%
ABB Ltd. ....................... Electrical Equipment 192,446 14,186,648
Taiwan 2.1%
Sino-American Silicon Products, Inc. .. Semiconductors & Semiconductor Equipment 1,400,000 4,731,721
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 290,000 14,255,613
18,987,334
United Arab Emirates 1.7%
Abu Dhabi Islamic Bank PJSC ...... Banks 2,668,533 15,070,975
United Kingdom 14.7%
Ashtead Group plc ............... Trading Companies & Distributors 171,031 11,660,757
AstraZeneca plc ................. Pharmaceuticals 139,967 25,902,202
British American Tobacco plc ........ Tobacco 473,458 26,840,644
Coca-Cola Europacific Partners plc ... Beverages 110,600 10,031,420
Compass Group plc .............. Hotels, Restaurants & Leisure 498,468 15,793,984
London Stock Exchange Group plc ... Capital Markets 125,469 15,092,479
Tesco plc ...................... Consumer Staples Distribution & Retail 1,446,250 8,600,602
Unilever plc ..................... Personal Care Products 288,492 18,849,256
132,771,344
United States 13.1%
BP plc ......................... Oil, Gas & Consumable Fuels 1,546,108 9,016,846
CRH plc ....................... Construction Materials 137,949 17,141,749
Linde plc ....................... Chemicals 41,110 17,528,893
Novartis AG .................... Pharmaceuticals 137,738 18,979,745
Roche Holding AG ............... Pharmaceuticals 62,000 25,604,157
Schneider Electric SE ............. Electrical Equipment 65,031 17,790,873
Shell plc ....................... Oil, Gas & Consumable Fuels 344,988 12,779,756
118,842,019
Total Common Stocks (Cost $ 673,618,172) .....................................
871,096,705
a
Preferred Stocks 2.2%
South Korea 2.2%
e
Samsung Electronics Co. Ltd., 1.23% . Technology Hardware, Storage & Peripherals 325,301 20,191,698
Total Preferred Stocks (Cost $12,407,311) ......................................
20,191,698

Putnam International Equity Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.1%
United States 0.1%
f
U.S. Treasury Bonds, 3.625%, 5/15/53 1,000 $ 809
f
U.S. Treasury Notes ,
FRN, 4.422%, (USBMMY3M +
0.182%), 7/31/26 ............... 555,600 555,328
0.625%, 8/15/30 ................ 11,700 10,183
566,320
Total U.S. Government and Agency Securities (Cost $566,320) ....................
566,320
Total Long Term Investments (Cost $686,591,803) ...............................
891,854,723
Short Term Investments 1.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.3%
United States 0.3%
g,h
U.S. Treasury Bills ,
3.18%, 1/20/26 ................ 2,000,000 1,996,471
3.49%, 4/23/26 ................ 400,000 395,660
2,392,131
Total U.S. Government and Agency Securities (Cost $2,391,368) ..................
2,392,131
Shares
Management Investment Companies 0.9%
United States 0.9%
i,j
Putnam Short Term Investment Fund,
Class P, 3.967% ................ 8,083,363 8,083,363
Total Management Investment Companies (Cost $8,083,363) .....................
8,083,363
k
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
i,j
Putnam Cash Collateral Pool, LLC,
4.044% ...................... 3,712,800 3,712,800
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,712,800) .................................................................
3,712,800
a a a a a
Total Short Term Investments (Cost $14,187,531 ) ................................
14,188,294
a a a
Total Investments (Cost $700,779,334) 100.1% ..................................
$906,043,017
Other Assets, less Liabilities (0.1)% ...........................................
(863,880)
Net Assets 100.0% ...........................................................
$905,179,137
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2025. See Note 1 ( e ).
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).

Putnam International Equity Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the value of this security was $15,967,419, representing 1.8% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( d ).
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the aggregate value of these securities pledged amounted to $585,224, representing 0.1% of net assets.
h
The rate shown represents the yield at period end.
i
See Note 3 ( g ) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1 ( e ) regarding securities on loan.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 15,475,100 10,059,829 1/14/26 $ 268,186 $ —
Australian Dollar .... CITI Sell 388,500 252,151 1/14/26 — (7,132)
Australian Dollar .... GSCO Sell 4,092,600 2,665,592 1/14/26 — (65,791)
Australian Dollar .... HSBK Buy 17,508,400 11,375,733 1/14/26 309,298 —
Australian Dollar .... MSCO Buy 12,037,900 7,856,319 1/14/26 177,724 —
Australian Dollar .... SSBT Buy 19,673,900 12,802,359 1/14/26 327,917 —
Australian Dollar .... TDOM Buy 15,097,200 9,854,848 1/14/26 220,958 —
Australian Dollar .... WPAC Buy 10,083,600 6,585,942 1/14/26 143,809 —
Canadian Dollar .... BOFA Buy 1,262,100 905,162 1/14/26 14,755 —
Canadian Dollar .... BZWS Sell 3,968,600 2,845,262 1/14/26 — (47,365)
Canadian Dollar .... JPHQ Sell 8,500 6,083 1/14/26 — (112)
Canadian Dollar .... SSBT Sell 2,235,400 1,603,667 1/14/26 — (25,667)
Canadian Dollar .... UBSW Sell 2,744,700 1,968,397 1/14/26 — (32,155)
Canadian Dollar .... WPAC Sell 2,584,800 1,850,264 1/14/26 — (33,741)
Israeli New Shekel .. BZWS Buy 3,904,800 1,186,094 1/14/26 39,997 —
Israeli New Shekel .. JPHQ Buy 6,017,900 1,821,483 1/14/26 68,113 —
Israeli New Shekel .. SSBT Buy 20,304,200 6,171,232 1/14/26 204,205 —
New Zealand Dollar . JPHQ Buy 456,500 262,380 1/14/26 549 —
New Zealand Dollar . MSCO Buy 1,910,300 1,098,992 1/14/26 1,277 —
Chinese Yuan ...... BOFA Sell 21,316,000 3,019,165 2/11/26 — (43,583)
Chinese Yuan ...... CITI Buy 16,242,500 2,296,554 2/11/26 37,218 —
Chinese Yuan ...... CITI Sell 15,188,200 2,151,223 2/11/26 — (31,064)
Chinese Yuan ...... HSBK Sell 96,387,000 13,652,399 2/11/26 — (196,779)
Chinese Yuan ...... JPHQ Buy 154,792,400 22,087,416 2/11/26 153,627 —
Chinese Yuan ...... SSBT Sell 76,899,800 10,873,904 2/11/26 — (175,294)
Hong Kong Dollar ... BOFA Buy 34,695,500 4,465,356 2/11/26 — (1,402)
Hong Kong Dollar ... BZWS Sell 79,334,600 10,215,837 2/11/26 8,578 —
Hong Kong Dollar ... CITI Sell 27,213,600 3,507,086 2/11/26 5,760 —
Hong Kong Dollar ... GSCO Sell 19,661,300 2,533,722 2/11/26 4,081 —
Hong Kong Dollar ... HSBK Sell 102,817,400 13,249,108 2/11/26 20,531 —
Hong Kong Dollar ... MSCO Buy 99,007,100 12,742,676 2/11/26 39 (4,374)
Hong Kong Dollar ... MSCO Sell 68,028,700 8,765,964 2/11/26 13,331 —
Hong Kong Dollar ... SSBT Buy 64,190,200 8,272,679 2/11/26 — (13,911)
Hong Kong Dollar ... SSBT Sell 57,718,100 7,428,934 2/11/26 2,873 —
Hong Kong Dollar ... TDOM Buy 72,871,400 9,391,431 2/11/26 — (15,732)
Indian Rupee ...... GSCO Sell 319,055,600 3,580,911 2/11/26 43,240 —
New Taiwan Dollar .. BZWS Sell 376,069,300 12,386,999 2/11/26 431,909 —
New Taiwan Dollar .. HSBK Buy 91,873,200 2,946,070 2/11/26 — (25,458)

Putnam International Equity Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Taiwan Dollar .. HSBK Sell 29,752,200 979,335 2/11/26 $ 33,525 $ —
New Taiwan Dollar .. SSBT Sell 220,509,400 7,246,448 2/11/26 236,543 —
Singapore Dollar .... BOFA Buy 5,705,000 4,421,144 2/11/26 28,253 —
Singapore Dollar .... HSBK Buy 7,700,900 5,967,867 2/11/26 38,155 —
Singapore Dollar .... SSBT Buy 4,939,300 3,816,085 2/11/26 36,133 —
South Korean Won .. BOFA Sell 8,584,685,800 5,931,231 2/11/26 — (21,424)
South Korean Won .. BZWS Buy 5,331,480,500 3,652,199 2/11/26 44,671 —
South Korean Won .. BZWS Sell 5,662,607,800 3,944,909 2/11/26 20,693 (2,258)
South Korean Won .. GSCO Sell 15,102,736,500 10,439,800 2/11/26 — (32,498)
South Korean Won .. HSBK Sell 9,644,533,000 6,666,113 2/11/26 — (21,444)
South Korean Won .. JPHQ Sell 9,929,932,400 6,860,057 2/11/26 — (25,398)
South Korean Won .. MSCO Buy 14,841,130,800 10,255,094 2/11/26 35,806 —
Japanese Yen ...... BOFA Buy 814,763,700 5,321,358 2/12/26 — (102,117)
Japanese Yen ...... BZWS Sell 1,083,559,300 7,076,740 2/12/26 135,639 —
Japanese Yen ...... CITI Sell 956,414,000 6,225,287 2/12/26 98,658 —
Japanese Yen ...... GSCO Buy 1,789,736,400 11,654,028 2/12/26 — (189,274)
Japanese Yen ...... GSCO Sell 284,238,000 1,840,105 2/12/26 19,323 —
Japanese Yen ...... HSBK Buy 616,773,100 4,028,164 2/12/26 — (77,218)
Japanese Yen ...... HSBK Sell 328,997,200 2,130,812 2/12/26 23,310 —
Japanese Yen ...... JPHQ Buy 202,668,700 1,316,956 2/12/26 — (18,694)
Japanese Yen ...... JPHQ Sell 113,095,800 738,643 2/12/26 14,171 —
Japanese Yen ...... MSCO Buy 6,362,444,600 41,341,081 2/12/26 — (584,317)
Japanese Yen ...... MSCO Sell 609,355,400 3,939,387 2/12/26 35,957 —
Japanese Yen ...... SSBT Buy 533,292,100 3,402,619 2/12/26 13,562 —
Japanese Yen ...... SSBT Sell 1,065,088,700 6,921,216 2/12/26 98,435 —
Japanese Yen ...... TDOM Sell 315,293,700 2,048,945 2/12/26 29,226 —
Japanese Yen ...... UBSW Buy 563,771,000 3,618,119 2/12/26 — (6,695)
Japanese Yen ...... UBSW Sell 657,176,500 4,219,633 2/12/26 9,868 —
British Pound ...... BOFA Buy 946,600 1,271,447 3/17/26 4,293 —
British Pound ...... BZWS Buy 3,798,200 5,101,572 3/17/26 17,292 —
British Pound ...... CITI Buy 713,600 955,705 3/17/26 6,020 —
British Pound ...... CITI Sell 7,644,600 10,267,856 3/17/26 — (34,830)
British Pound ...... GSCO Sell 15,671,500 21,034,026 3/17/26 — (86,575)
British Pound ...... HSBK Buy 770,800 1,030,705 3/17/26 8,108 —
British Pound ...... HSBK Sell 13,170,200 17,686,490 3/17/26 — (63,090)
British Pound ...... JPHQ Buy 6,755,900 9,007,706 3/17/26 97,273 —
British Pound ...... JPHQ Sell 4,486,400 6,025,582 3/17/26 — (20,773)
British Pound ...... MSCO Buy 300,200 402,891 3/17/26 1,691 —
British Pound ...... MSCO Sell 14,617,400 19,545,853 3/17/26 — (154,130)
British Pound ...... SSBT Buy 4,451,800 5,943,491 3/17/26 56,234 —
British Pound ...... TDOM Sell 5,342,900 7,155,861 3/17/26 1,951 (46,758)
British Pound ...... UBSW Sell 925,900 1,236,151 3/17/26 — (11,692)
Danish Krone ...... BOFA Buy 3,069,800 485,855 3/17/26 — (845)
Danish Krone ...... CITI Buy 32,378,900 5,125,337 3/17/26 — (9,661)
Danish Krone ...... HSBK Buy 25,905,900 4,100,203 3/17/26 — (7,223)
Danish Krone ...... JPHQ Buy 30,573,700 4,839,369 3/17/26 — (8,904)
Danish Krone ...... MSCO Sell 79,912,000 12,626,860 3/17/26 1,233 —
Danish Krone ...... SSBT Buy 40,455,700 6,392,428 3/17/26 — (665)
Euro ............. BOFA Sell 2,779,600 3,282,821 3/17/26 5,352 —
Euro ............. BZWS Sell 13,456,300 15,892,281 3/17/26 25,751 —
Euro ............. CITI Buy 3,729,000 4,401,186 3/17/26 — (4,265)
Euro ............. CITI Sell 2,468,200 2,915,041 3/17/26 4,748 —
Euro ............. GSCO Buy 9,520,100 11,244,143 3/17/26 — (18,847)
Euro ............. GSCO Sell 6,700,000 7,916,127 3/17/26 16,054 —
Euro ............. HSBK Buy 14,401,800 16,852,604 3/17/26 133,111 (4,332)
Euro ............. HSBK Sell 1,191,700 1,404,731 3/17/26 — (421)
Euro ............. JPHQ Buy 1,019,500 1,203,980 3/17/26 — (1,872)

Putnam International Equity Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. MSCO Buy 18,505,900 21,820,381 3/17/26 $ 210 $ —
Euro ............. SSBT Buy 3,582,200 4,223,736 3/17/26 91 —
Euro ............. SSBT Sell 7,794,600 9,122,119 3/17/26 — (68,613)
Euro ............. TDOM Buy 663,000 782,159 3/17/26 — (405)
Euro ............. TDOM Sell 7,329,900 8,620,171 3/17/26 825 (23,452)
Euro ............. UBSW Sell 4,119,600 4,857,338 3/17/26 — (146)
Euro ............. WPAC Sell 3,579,800 4,220,982 3/17/26 — (16)
Norwegian Krone ... BOFA Buy 46,651,000 4,627,929 3/17/26 — (922)
Swedish Krona ..... BOFA Buy 39,360,500 4,279,079 3/17/26 12,236 —
Swedish Krona ..... BZWS Buy 26,609,700 2,892,766 3/17/26 8,381 —
Swedish Krona ..... GSCO Buy 52,810,400 5,741,550 3/17/26 16,153 —
Swedish Krona ..... JPHQ Buy 61,673,900 6,705,043 3/17/26 19,011 —
Swedish Krona ..... MSCO Buy 58,547,600 6,335,987 3/17/26 47,219 —
Swedish Krona ..... TDOM Buy 42,292,100 4,576,696 3/17/26 34,239 —
Swedish Krona ..... WPAC Buy 22,208,700 2,403,448 3/17/26 17,876 —
Swiss Franc ....... BOFA Sell 4,523,900 5,758,906 3/17/26 4,301 —
Swiss Franc ....... BZWS Buy 880,100 1,120,462 3/17/26 — (935)
Swiss Franc ....... CITI Sell 2,506,100 3,190,277 3/17/26 2,405 —
Swiss Franc ....... GSCO Buy 4,849,900 6,174,991 3/17/26 — (5,699)
Swiss Franc ....... HSBK Buy 1,017,400 1,295,275 3/17/26 — (1,097)
Swiss Franc ....... JPHQ Buy 6,586,700 8,386,298 3/17/26 — (7,718)
Swiss Franc ....... MSCO Buy 1,726,400 2,190,963 3/17/26 5,096 —
Swiss Franc ....... SSBT Buy 9,060,300 11,498,032 3/17/26 27,079 —
Swiss Franc ....... TDOM Buy 3,843,500 4,877,229 3/17/26 11,877 —
Swiss Franc ....... UBSW Sell 659,500 836,971 3/17/26 — (1,942)
Swiss Franc ....... WPAC Buy 3,240,400 4,112,052 3/17/26 9,883 —
Total Forward Exchange Contracts ................................................... $4,045,896 $(2,386,725)
Net unrealized appreciation (depreciation) ............................................ $1,659,171
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 30 .

Putnam International Equity Fund
Financial Statements
Statement of Assets and Liabilities
December 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $688,983,171
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 11,796,163
Value - Unaffiliated issuers (Includes securities loaned of $3,629,704) .................................. $894,246,854
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 11,796,163
Cash .................................................................................... 2,009,756
Receivables:
Capital shares sold ........................................................................ 772,681
Dividends ............................................................................... 2,608,157
European Union tax reclaims (Note 1 f ) ......................................................... 1,929,716
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,045,896
Prepaid expenses .......................................................................... 438,046
Other assets .............................................................................. 213,899
Total assets .......................................................................... 918,061,168
Liabilities:
Payables:
Investment securities purchased .............................................................. 257,447
Capital shares redeemed ................................................................... 1,731,514
Management fees ......................................................................... 534,433
Administrative fees ........................................................................ 1,854
Distribution fees .......................................................................... 148,627
Transfer agent fees ........................................................................ 262,679
Trustees' fees and expenses ................................................................. 501,790
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............................. 918,614
Distributions to shareholders ................................................................. 416
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,710,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,386,725
Payable upon return of securities loaned (Note 1 e ) .................................................. 3,712,800
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 566,320
Accrued expenses and other liabilities ........................................................... 148,812
Total liabilities ......................................................................... 12,882,031
Net assets, at value ................................................................. $905,179,137
Net assets consist of:
Paid-in capital ............................................................................. $671,151,114
Total distributable earnings (losses) ............................................................. 234,028,023
Net assets, at value ................................................................. $905,179,137

Putnam International Equity Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
International
Equity Fund
Class A:
Net assets, at value ....................................................................... $684,378,938
Shares outstanding ........................................................................ 22,361,285
Net asset value per share
a,b
.................................................................. $30.61
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $32.48
Class C:
Net assets, at value ....................................................................... $3,537,489
Shares outstanding ........................................................................ 120,267
Net asset value and maximum offering price per share
a,b
............................................ $29.41
Class R:
Net assets, at value ....................................................................... $1,930,562
Shares outstanding ........................................................................ 64,614
Net asset value and maximum offering price per share
b
............................................. $29.88
Class R5:
Net assets, at value ....................................................................... $14,819
Shares outstanding ........................................................................ 464
Net asset value and maximum offering price per share
b
............................................. $31.96
Class R6:
Net assets, at value ....................................................................... $42,580,002
Shares outstanding ........................................................................ 1,354,374
Net asset value and maximum offering price per share
b
............................................. $31.44
Class Y:
Net assets, at value ....................................................................... $172,737,327
Shares outstanding ........................................................................ 5,535,601
Net asset value and maximum offering price per share
b
............................................. $31.20
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam International Equity Fund
Financial Statements
Statement of Operations
for the six months ended December 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $425,951)
Unaffiliated issuers ........................................................................ $6,683,174
Non-controlled affiliates (Note 3 g ) ............................................................. 290,863
Interest:
Unaffiliated issuers ........................................................................ 40,351
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (30,593)
Non-controlled affiliates (Note 3 g ) ............................................................. 32,769
Other income (Note 1 f ) ....................................................................... 32,762
Total investment income ................................................................... 7,049,326
Expenses:
Management fees (Note 3 a ) ................................................................... 3,403,339
Administrative fees (Note 3 b ) .................................................................. 5,174
Distribution fees: (Note 3c )
    Class A ................................................................................ 841,730
    Class C ................................................................................ 18,496
    Class R ................................................................................ 3,958
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 580,730
    Class C ................................................................................ 3,211
    Class R ................................................................................ 1,359
    Class R5 ............................................................................... 11
    Class R6 ............................................................................... 8,305
    Class Y ................................................................................ 127,399
Custodian fees (Note 4 ) ...................................................................... 15,443
Reports to shareholders fees .................................................................. 51,565
Registration and filing fees .................................................................... 53,586
Professional fees ........................................................................... 64,906
Trustees' fees and expenses (Note 3f ) ........................................................... 13,305
Interest expense ........................................................................... 3,826
Other .................................................................................... (71,847)
Total expenses ......................................................................... 5,124,496
Expense reductions (Note 4 ) ............................................................... (12,843)
Net expenses ......................................................................... 5,111,653
Net investment income ................................................................ 1,937,673
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 71,103,390
Foreign currency transactions ................................................................ (19,383)
Forward exchange contracts ................................................................. 2,693,859
Net realized gain (loss) .................................................................. 73,777,866
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,597,678
Translation of other assets and liabilities denominated in foreign currencies .............................. (46,534)
Forward exchange contracts ................................................................. (905,771)
Net change in unrealized appreciation (depreciation) ............................................ 10,645,373
Net realized and unrealized gain (loss) ............................................................ 84,423,239
Net increase (decrease) in net assets resulting from operations .......................................... $86,360,912

Putnam International Equity Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam International Equity Fund
Six Months Ended
December 31, 2025
(unaudited)
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,937,673 $10,510,894
Net realized gain (loss) ................................................. 73,777,866 53,160,147
Net change in unrealized appreciation (depreciation) ........................... 10,645,373 84,500,634
Net increase (decrease) in net assets resulting from operations ................ 86,360,912 148,171,675
Distributions to shareholders:
Class A ............................................................. (66,228,747) (27,557,116)
Class C ............................................................. (325,063) (172,768)
Class R ............................................................. (187,276) (52,745)
Class R5 ............................................................ (1,543) (651)
Class R6 ............................................................ (4,208,988) (1,478,859)
Class Y ............................................................. (16,724,633) (6,113,686)
Total distributions to shareholders .......................................... (87,676,250) (35,375,825)
Capital share transactions: (Note 2 )
Class A ............................................................. 41,927,516 (30,847,767)
Class B ............................................................. — (422,191)
Class C ............................................................. (781,713) (1,117,530)
Class R ............................................................. 529,209 123,951
Class R6 ............................................................ 20,282,797 (8,627,398)
Class Y ............................................................. 39,654,810 (3,908,280)
Total capital share transactions ............................................ 101,612,619 (44,799,215)
Net increase (decrease) in net assets ................................... 100,297,281 67,996,635
Net assets:
Beginning of period ..................................................... 804,881,856 736,885,221
End of period .......................................................... $905,179,137 $804,881,856

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam International Equity Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt and certain preferred securities generally trade in
the OTC market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $765,833.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended December 31, 2025, the Fund received EU reclaims
in excess of the foreign taxes paid during the year. The
Fund determined to enter into a closing agreement with the
IRS and recorded the estimated payments as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 571,451 $18,250,691 576,116 $15,664,899
Shares issued in reinvestment of distributions .......... 2,059,177 62,825,501 1,051,609 26,090,424
Shares redeemed ............................... (1,224,794) (39,148,676) (2,692,695) (72,603,090)
Net increase (decrease) .......................... 1,405,834 $41,927,516 (1,064,970) $(30,847,767)
Class B Shares:
*
Shares sold ................................... — $— 68 $1,682
Shares redeemed ............................... — — (16,626) (423,873)
Net increase (decrease) .......................... — $— (16,558) $(422,191)
Class C Shares:
Shares sold ................................... 18,018 $547,481 18,898 $496,208
Shares issued in reinvestment of distributions .......... 10,745 315,152 6,892 164,851
Shares redeemed
a
.............................. (53,966) (1,644,346) (69,202) (1,778,589)
Net increase (decrease) .......................... (25,203) $(781,713) (43,412) $(1,117,530)
Class R Shares:
Shares sold ................................... 14,620 $469,644 8,234 $219,113
Shares issued in reinvestment of distributions .......... 5,780 172,181 2,018 49,069
Shares redeemed ............................... (3,534) (112,616) (5,401) (144,231)
Net increase (decrease) .......................... 16,866 $529,209 4,851 $123,951
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 645,303 $21,281,760 280,102 $7,886,174
Shares issued in reinvestment of distributions .......... 128,081 4,014,056 55,604 1,412,909
Shares redeemed ............................... (153,312) (5,013,019) (680,003) (17,926,481)
Net increase (decrease) .......................... 620,072 $20,282,797 (344,297) $(8,627,398)
Class Y Shares:
Shares sold ................................... 1,404,232 $46,423,561 1,037,720 $28,699,164
Shares issued in reinvestment of distributions .......... 515,061 16,023,538 229,305 5,789,956
Shares redeemed ............................... (707,655) (22,792,289) (1,405,697) (38,397,400)
Net increase (decrease) .......................... 1,211,638 $39,654,810 (138,672) $(3,908,280)
*
Effective May 9, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended December 31, 2025, the annualized gross effective investment management fee rate was 0.792% of the
Fund’s average daily net assets.
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03x multiplied by the difference between the Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the MSCI
EAFE Index (Net Returns) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period.
This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the Fund.
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.792% of the Fund’s average net assets, which included an effective base fee of 0.670% and an increase of 0.122%
(525,214) based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Annualized Fee Rate Net Assets
0.850% of the first $5 billion,
0.800% of the next $5 billion,
0.750% of the next $10 billion,
0.700% of the next $10 billion,
0.650% of the next $50 billion,
0.630% of the next $50 billion,
0.620% of the next $100 billion and
0.615% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $12,923
CDSC retained .............................................................................. $160
3. Transactions with Affiliates
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $853,857 $154,233,046 $(147,003,540) $— $— $8,083,363 8,083,363 $290,863
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $— $31,576,633 $(27,863,833) $— $— $3,712,800 3,712,800 $32,769
Total Affiliated Securities ... $853,857 $185,809,679 $(174,867,373) $— $— $11,796,163 $323,632
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended December 31, 2025, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2025, aggregated
$298,500,306 and $281,298,213, respectively.
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,712,800 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $708,220,792
Unrealized appreciation ........................................................................ $217,247,274
Unrealized depreciation ........................................................................ (17,765,878)
Net unrealized appreciation (depreciation) .......................................................... $199,481,396
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam International Equity Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 4,045,896 Unrealized depreciation on OTC
forward exchange contracts
$ 2,386,725
Total .................... $4,045,896 $2,386,725

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended December 31, 2025, the average month end contract value of forward exchange contracts was
$650,786,144.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 30 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam International Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $2,693,859 Forward exchange contracts $(905,771)
Total ....................... $2,693,859 $(905,771)
8. Other Derivative Information
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam International Equity Fund
Assets:
Investments in Securities:
a
Common Stocks:
Australia ............................. $ — $ 19,799,407 $ — $ 19,799,407
Austria ............................... — 17,133,264 — 17,133,264
Canada .............................. 7,773,815 — — 7,773,815
China ............................... — 9,244,744 — 9,244,744
Denmark ............................. — 8,474,956 — 8,474,956
France ............................... — 82,589,667 — 82,589,667
Germany ............................. — 40,870,830 — 40,870,830
Greece .............................. — 15,938,768 — 15,938,768
Hong Kong ........................... — 39,413,677 — 39,413,677
India ................................ 4,040,304 — — 4,040,304
Indonesia ............................ 6,655,844 12,163,869 — 18,819,713
Italy ................................. 13,217,989 38,820,917 — 52,038,906
Japan ............................... — 163,943,341 — 163,943,341
Netherlands ........................... — 63,089,255 — 63,089,255
Spain ................................ — 28,067,738 — 28,067,738
Switzerland ........................... — 14,186,648 — 14,186,648
Taiwan ............................... — 18,987,334 — 18,987,334
United Arab Emirates .................... — 15,070,975 — 15,070,975
United Kingdom ........................ 10,031,420 122,739,924 — 132,771,344
United States .......................... 17,528,893 101,313,126 — 118,842,019
Preferred Stocks ........................ — 20,191,698 — 20,191,698
U.S. Government and Agency Securities ....... — 566,320 — 566,320
Short Term Investments ................... 8,083,363 6,104,931 — 14,188,294
Total Investments in Securities ........... $67,331,628 $838,711,389
b
$— $906,043,017
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,045,896 $— $4,045,896
Total Other Financial Instruments ......... $— $4,045,896 $— $4,045,896
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 2,386,725 $ — $ 2,386,725
Total Other Financial Instruments ......... $— $2,386,725 $— $2,386,725
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $801,721,422, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
11. Operating Segments
(continued)

Putnam International Equity Fund

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Semiannual Report
Putnam International Equity Fund
Trustee approval of management contracts
(unaudited)
Consideration of amendment to your fund’s sub-advisory contract
At their meeting on September 19, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam mutual funds and exchange-traded funds, approved the Amendment to the Subadvisory Agreement (the “Amendment”) between Putnam
Investment Management, LLC (the “Advisor”) and Franklin Templeton Investment Management Limited (“FTIML”). The Advisor
and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc.
The Board considered that the purpose of the Amendment was to reduce the subadvisory fee that the Advisor pays to FTIML due to a change of employment of one of your fund’s portfolio managers from FTIML to the Advisor. It was noted that the fees payable by your fund to the Advisor would not increase as a result of approval of the Amendment. The Board considered that the reallocation of the management fee among the Advisor and FTIML would not change the quality and nature of the total services provided by the Advisor and FTIML to your fund and that the portfolio managers would continue to work together to manage your fund. Additionally, the Board noted the Advisor’s confirmation that no changes to the investment approach, philosophy and process for your fund were expected in connection with the Amendment.
In connection with approval of the Amendment, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the investment management agreement between your fund and the Advisor and the subadvisory agreement between the Advisor and FTIML with respect to your fund.
There were no changes to the material factors considered nor the conclusions reached with respect thereto that formed the basis for the Board’s approvals at the June 27, 2025 meeting.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

39047-SFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam International Equity Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 26, 2026